UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     June 30, 2007
                                                   -------------

Check here if Amendment [  ]; Amendment Number:
                                                   -------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, Inc.
                -----------------------------
Address:        225 Friend Street
                -----------------------------
                Suite 801
                -----------------------------
                Boston, MA 02114
                -----------------------------

Form 13F File Number:     28-10779
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
                -----------------------------
Title:          President
                -----------------------------
Phone:          617.573.9550
                -----------------------------

Signature, Place and Date of Signing:


        /s/ George Putnam, III            Boston, MA            July 24, 2007
     -----------------------------    -------------------     -----------------
             [Signature]                 [City, State]              [Date]


Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

                              FORM 13F SUMMARY PAGE


                                             Report Summary:

Number of Other Included Managers:                 0
                                            ----------------

Form 13F Information Table Entry Total:           46
                                            ----------------

Form 13F Information Table Value Total:         166,512
                                            ----------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

New Generation Advisers, Inc. June 30, 2007


                           Title of                   Value               Investment   Other       Voting      Voting    Voting
Name of Issuer              Class       CUSIP       ($1,000)    Shares    Discretion  Managers      Sole       Shared     None
--------------             -------      -----       --------    ------    ----------  --------     ------      ------    ------

Ace Aviation Holdings       Class A     G0070K103     6,374       252,204     Sole      None         252,204
Acme Communications         Common      004631107     3,857       769,796     Sole      None         769,796
AMR Corporation             Common      001765106     1,533        58,180     Sole      None          58,180
Armstrong World             Common      04247X102     4,514        90,000     Sole      None          90,000
Avanex                      Common      05348W109     4,446     2,470,000     Sole      None       2,470,000
Blockbuster                 Common      093679108     3,885       901,300     Sole      None         901,300
Bookham                     Common      09856E105     4,410     1,960,200     Sole      None       1,960,200
Brocade Communication       Common      111621108     4,667       596,860     Sole      None         596,860
Conexant Systems            Common      207142100     3,691     2,674,525     Sole      None       2,674,525
Continental Airlines        Class B     210795308     1,764        52,075     Sole      None          52,075
Covad Communications        Common      222814204     3,053     3,392,438     Sole      None       3,392,438
DDI                         Common      233162502     2,266       284,986     Sole      None         284,986
Delphi                      Common      24712610J     3,648     1,538,535     Sole      None       1,538,535
Electroglas                 Common      285324109     2,107       980,139     Sole      None         980,139
Exide                       Common      302051206     5,146       553,373     Sole      None         553,373
Finisar                     Common      31787A101     6,090     1,611,000     Sole      None       1,611,000
Gateway                     Common      367626108     2,996     1,884,000     Sole      None       1,884,000
Global Industries           Common      379336100     2,660        99,175     Sole      None          99,175
Goodyear Tire & Rubber      Common      382550101     5,033       144,780     Sole      None         144,780
Grey Wolf                   Common      397888108     2,962       359,415     Sole      None         359,415
Harmonic                    Common      413160102     3,960       446,400     Sole      None         446,400
Hayes Lemmerz               Common      420781304    12,390     2,315,823     Sole      None       2,315,823
Healthsouth                 Common      421924309     2,192       121,030     Sole      None         121,030
Horizon Offshore            Common      44043J204     5,297       275,900     Sole      None         275,900
iBasis                      Common      450732201     4,065       404,474     Sole      None         404,474
International Coal Group    Common      45928H106     4,344       764,707     Sole      None         764,707
JDS Uniphase                Common      46612J507     4,030       300,049     Sole      None         300,049
Kulicke and Soffa           Common      501242101     2,017       192,600     Sole      None         192,600
Ladish Co., Inc.            Common      505754200     3,012        70,048     Sole      None          70,048
MAIR Holding                Common      560635104     2,403       364,147     Sole      None         364,147
Mindspeed Technologies      Common      602682106     3,491     1,579,800     Sole      None       1,579,800
Newpark Resources           Common      651718504     3,892       502,155     Sole      None         502,155
Nortel Networks             Common      656568508     3,180       132,220     Sole      None         132,220
Owens Corning               Common      690732102     4,119       122,472     Sole      None         122,472
Parker Drilling             Common      701081101     2,585       245,275     Sole      None         245,275
Portland General            Common      736508847     4,200       153,056     Sole      None         153,056



                           Title of                   Value               Investment   Other       Voting      Voting    Voting
Name of Issuer              Class       CUSIP       ($1,000)    Shares    Discretion  Managers      Sole       Shared     None
--------------             -------      -----       --------    ------    ----------  --------     ------      ------    ------

Revlon                      Common      761525500     1,976     1,442,632     Sole      None       1,442,632
Six Flags                   Common      83001P109       260        42,750     Sole      None          42,750
Tellabs                     Common      879664100     3,978       369,660     Sole      None         369,660
Time Warner Cable           Class A     88732J108     7,470       190,719     Sole      None         190,719
U.S. Airways Group          Common      90341W108       779        25,722     Sole      None          25,722
Visteon                     Common      92839U107       838       103,450     Sole      None         103,450
Vonage                      Common      92886T201     1,913       615,000     Sole      None         615,000
W.R. Grace                  Common      38388F108     2,897       118,300     Sole      None         118,300
Zhone Technologies          Common      98950P108     3,903     2,719,944     Sole      None       2,719,944
Zilog Inc.                  Common      989524301     2,221       431,333     Sole      None         431,333
TOTAL                                               166,512

